Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]		12 Months Ended
		Oct. 31, 2021 shares $ / shares	Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares	Oct. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares		5,682,206	6,446,110	6,108,307	6,095,201
Weighted- average exercise price	[1]	$ 87.79	$ 81.50	$ 76.59	$ 72.19
Number of stock options | shares		2,616,750	3,595,744	3,507,803
Weighted- average exercise price	[1]	$ 77.34	$ 69.16	$ 64.57
Range of exercise prices $50.01 to $60.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		107,888
Weighted- average remaining contractual life (years)		1 month 6 days
Weighted- average exercise price		$ 56.00
Number of stock options | shares		107,888
Weighted- average exercise price		$ 56.00
Range of exercise prices $60.01 to $70.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		1,065,947
Weighted- average remaining contractual life (years)		1 year 7 months 6 days
Weighted- average exercise price		$ 64.58
Number of stock options | shares		1,065,947
Weighted- average exercise price		$ 64.58
Range of exercise prices $70.01 to $80.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		691,456
Weighted- average remaining contractual life (years)		3 years 8 months 12 days
Weighted- average exercise price		$ 77.57
Number of stock options | shares		691,456
Weighted- average exercise price		$ 77.57
Range of exercise prices $80.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		878,372
Weighted- average remaining contractual life (years)		7 years 1 month 6 days
Weighted- average exercise price		$ 89.90
Range of exercise prices $90.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options		2,938,543
Weighted- average remaining contractual life (years)		7 years 7 months 6 days
Weighted- average exercise price		$ 99.16
Number of stock options | shares		751,459
Weighted- average exercise price		$ 98.27

[1]	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2021, 2020 and 2019, respectively.